UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02405
Name of Fund:
BlackRock Sustainable Balanced Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Sustainable Balanced Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2024
Date of reporting period:
5/31/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith
(b) Not Applicable

BlackRock Sustainable Balanced Fund, Inc.
Institutional Shares | MACPX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.53%
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.39%	9.53%	8.36%
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72
Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%
Performance shown prior to April 8, 2022 are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Institutional Shares | MACPX
Annual Shareholder Report — May 31, 2024
MACPX-05/24-AR

BlackRock Sustainable Balanced Fund, Inc.
Investor A Shares | MDCPX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.78%
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	17.07%	9.24%	8.07%
Investor A Shares (with sales charge)	10.92	8.07	7.49
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72
Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%
Performance shown prior to April 8, 2022 are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Investor A Shares | MDCPX
Annual Shareholder Report — May 31, 2024
MDCPX-05/24-AR

BlackRock Sustainable Balanced Fund, Inc.
Investor C Shares | MCCPX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$169	1.56%
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	16.16%	8.42%	7.41%
Investor C Shares (with sales charge)	15.16	8.42	7.41
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72
Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%
Performance shown prior to April 8, 2022 are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Investor C Shares | MCCPX
Annual Shareholder Report — May 31, 2024
MCCPX-05/24-AR

BlackRock Sustainable Balanced Fund, Inc.
Class K Shares | MKCPX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$51	0.47%
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.46%	9.60%	8.40%
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72
Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%
Performance shown prior to April 8, 2022 are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Class K Shares | MKCPX
Annual Shareholder Report — May 31, 2024
MKCPX-05/24-AR

BlackRock Sustainable Balanced Fund, Inc.
Class R Shares | MRBPX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$128	1.18%
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Investment-grade bonds delivered a narrow gain during the reporting period, with the benefit of income largely offset by a modest decline in prices.
What contributed to performance?
Tactical asset allocation decisions were additive to Fund performance. Overweights in U.S. and European equities were large contributors given generally improving global growth prospects. An underweight to U.S. duration was also additive to Fund performance at a time in which persistent inflation and better-than-expected economic growth contributed to rising bond yields. (Duration is a measure of interest rate sensitivity).
Security selection strategies also helped returns. In equities, positioning across artificial intelligence and GLP-1 weight loss themes added to performance. Identifying trends across analyst and executive comments, company linkages, and smart money positioning were key performance drivers, as well. Measures that quantify consumer intent across retail stocks were additive amid diverging company results. Security selection in fixed income was also modestly positive.
The Fund held derivatives as a part of its investment strategy. Derivatives are used to manage risk and/or take outright views on equities and bonds.
Derivatives held to express active asset allocation views contributed to results.
What detracted from performance?
Within tactical asset allocation, currency positioning detracted. The Fund was positioned with a short position in the U.S. dollar versus a basket of developed market currencies. In addition, select thematic measures that evaluate hiring trends detracted in the equity portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	16.60%	8.84%	7.68%
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	14.29	7.08	5.72
Key Fund statistics
Net Assets	$1,601,647,173
Number of Portfolio Holdings	1,067
Net Investment Advisory Fees	$6,254,165
Portfolio Turnover Rate	127%
Performance shown prior to April 8, 2022 are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments(a)
Common Stocks	59.4%
Corporate Bonds	19.8
U.S. Treasury Obligations	10.6
U.S. Government Sponsored Agency Securities	7.3
Investment Companies	2.5
Preferred Securities	0.3
Foreign Government Obligations	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	2.8%
Apple Inc.	2.7
NVIDIA Corp.	2.6
U.S. Treasury Notes, 0.25%, 09/30/25	2.1
iShares Russell 1000 Value ETF	2.1
Amazon.com, Inc.	1.7
U.S. Treasury Notes, 2.50%, 03/31/27	1.2
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2
Alphabet, Inc., Class A	1.0
U.S. Treasury Notes, 2.38%, 05/15/29	0.9
(a)	Total investments exclude short-term securities and TBA sale commitments.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Class R Shares | MRBPX
Annual Shareholder Report — May 31, 2024
MRBPX-05/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Balanced Fund, Inc.	$23,868	$23,868	$6,500	$4,044	$24,000	$25,200	$407	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant, which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Balanced Fund, Inc.	$30,907	$29,462

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable.

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

MAY 31, 2024

2024 Annual Financial Statements

• BlackRock Sustainable Balanced Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
BAE Systems PLC	116,712	$2,078,175
Curtiss-Wright Corp.	12,229	3,458,606
Dassault Aviation SA	469	101,789
Embraer SA(a)	16,808	116,356
Kongsberg Gruppen ASA	1,229	105,667
Northrop Grumman Corp.	8,294	3,738,686
Thales SA	2,330	423,154

		10,022,433

Air Freight & Logistics — 0.1%
CJ Logistics Corp.	9,365	702,915
Expeditors International of Washington, Inc.	5,725	692,152
Hyundai Glovis Co. Ltd.	616	80,175
United Parcel Service, Inc., Class B	2,592	360,107

		1,835,349

Automobile Components — 0.1%
HL Mando Co. Ltd.	1,057	33,273
Hyundai Mobis Co. Ltd.	427	66,576
Hyundai Wia Corp.	871	35,134
Lear Corp.	400	50,140
Magna International, Inc.	14,327	648,155
Valeo SE	4,123	50,995

		884,273

Automobiles — 0.7%
Bayerische Motoren Werke AG	5,044	514,501
BYD Co. Ltd., Class A	68,400	2,152,240
BYD Co. Ltd., Class H	4,500	126,267
Ford Motor Co.	2,623	31,817
Geely Automobile Holdings Ltd.	487,000	592,787
General Motors Co.	6,242	280,828
Honda Motor Co. Ltd.	9,200	104,178
Mercedes-Benz Group AG, Class N	47,981	3,482,332
NIO, Inc., Class A(a)	7,330	39,364
SAIC Motor Corp. Ltd., Class A	163,700	316,955
Tesla, Inc.(a)	20,506	3,651,708
Volkswagen AG	493	70,690
Yadea Group Holdings Ltd.(b)	70,000	111,998

		11,475,665

Banks — 3.4%
Banco Bilbao Vizcaya Argentaria SA	6,381	69,243
Banco Santander SA	72,881	384,356
Bancolombia SA	6,422	58,347
Bank Central Asia Tbk PT	1,962,500	1,116,609
Bank Mandiri Persero Tbk PT	71,400	25,894
Bank Negara Indonesia Persero Tbk PT	213,300	57,879
Bank of America Corp.	96,841	3,872,672
Bank of Nova Scotia (The)	32,620	1,544,182
Bank Polska Kasa Opieki SA	8,772	357,285
Bank Rakyat Indonesia Persero Tbk PT	1,697,900	455,104
BAWAG Group AG(b)	19,468	1,287,849
BOC Hong Kong Holdings Ltd.	11,000	34,577
China Merchants Bank Co. Ltd., Class H	90,500	405,500
Credit Agricole SA	27,045	440,046
CTBC Financial Holding Co. Ltd.	50,000	54,784
DNB Bank ASA	124,174	2,427,570
E.Sun Financial Holding Co. Ltd.	152,491	134,850
Erste Group Bank AG	4,686	230,271
First Financial Holding Co. Ltd.	38,110	32,419
Grupo Financiero Banorte SAB de CV, Class O	20,707	196,702
ING Groep NV	107,693	1,923,975

Security	Shares	Value

Banks (continued)
Intesa Sanpaolo SpA	132,219	$520,842
JPMorgan Chase & Co.	9,980	2,022,247
KakaoBank Corp.	4,302	69,566
KB Financial Group, Inc.	4,556	261,926
KBC Group NV	7,985	583,150
Mediobanca Banca di Credito Finanziario SpA	36,351	575,350
Mitsubishi UFJ Financial Group, Inc.	849,500	9,023,116
Mizuho Financial Group, Inc.	391,100	8,011,426
NatWest Group PLC	72,245	292,253
Nordea Bank Abp	133,498	1,641,125
Shanghai Commercial & Savings Bank Ltd. (The)	99	141
Standard Chartered PLC	16,097	160,336
Sumitomo Mitsui Financial Group, Inc.	121,000	7,919,343
Sumitomo Mitsui Trust Holdings, Inc.	8,800	204,596
Swedbank AB, A Shares	147,137	3,063,589
Taiwan Cooperative Financial Holding Co. Ltd.	113,400	89,559
Toronto-Dominion Bank (The)	6,900	385,766
UniCredit SpA	93,669	3,729,210
United Overseas Bank Ltd.	16,000	364,833

		54,028,488

Beverages — 0.9%
Ambev SA	819,855	1,817,424
Budweiser Brewing Co. APAC Ltd.(b)	113,400	143,968
Coca-Cola Co. (The)	105,355	6,629,990
Coca-Cola Femsa SAB de CV	27,398	255,870
Eastroc Beverage Group Co. Ltd., Class A	2,200	64,789
Kirin Holdings Co. Ltd.	90,900	1,255,324
Kweichow Moutai Co. Ltd., Class A	10,000	2,268,514
Pernod Ricard SA	5,463	818,101
Wuliangye Yibin Co. Ltd., Class A	63,100	1,270,224

		14,524,204

Biotechnology — 0.9%
3SBio, Inc.(b)	110,500	86,288
AbbVie, Inc.	25,387	4,093,400
Alkermes PLC(a)	902	21,107
Amgen, Inc.	8,318	2,544,060
BeiGene Ltd.(a)	2,500	28,574
Celltrion, Inc.	458	58,464
CSL Ltd.	3,561	666,578
Genmab A/S(a)	2,501	705,930
Gilead Sciences, Inc.	23,268	1,495,434
Hugel, Inc.(a)	551	76,116
Incyte Corp.(a)	10,753	621,416
Innovent Biologics, Inc.(a)(b)	55,000	248,923
Ionis Pharmaceuticals, Inc.(a)	1,169	43,919
Moderna, Inc.(a)	1,117	159,228
Neurocrine Biosciences, Inc.(a)	4,431	600,002
Regeneron Pharmaceuticals, Inc.(a)	888	870,382
Vertex Pharmaceuticals, Inc.(a)	4,172	1,899,679

		14,219,500

Broadline Retail — 2.0%
Alibaba Group Holding Ltd.	286,000	2,792,658
Amazon.com, Inc.(a)	156,092	27,540,872
JD.com, Inc., Class A	58,550	867,918
momo.com, Inc.	2,200	29,877
Shinsegae, Inc.	720	84,985
Woolworths Holdings Ltd.	7,666	22,221

		31,338,531

Building Products — 0.0%
Advanced Drainage Systems, Inc.	597	103,574

4	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Lennox International, Inc.	347	$174,402
Owens Corning	1,177	213,119

		491,095

Capital Markets — 1.4%
B3 SA - Brasil Bolsa Balcao	33,482	68,865
Daiwa Securities Group, Inc.	9,200	72,312
Franklin Resources, Inc.	35,834	845,682
Guotai Junan Securities Co. Ltd., Class A	43,300	83,135
Haitong Securities Co. Ltd., Class A	194,100	221,780
Huatai Securities Co. Ltd., Class A	1,874,500	3,506,484
IGM Financial, Inc.	2,004	53,535
Invesco Ltd.	41,860	657,621
Macquarie Group Ltd.	35,098	4,481,025
Moody’s Corp.	5,538	2,198,531
MSCI, Inc., Class A	1,511	748,217
S&P Global, Inc.	20,646	8,826,371
Shenwan Hongyuan Group Co. Ltd., Class A	1,536,400	962,434

		22,725,992

Chemicals — 0.5%
Asahi Kasei Corp.	4,400	28,675
Ecolab, Inc.	306	71,053
Huntsman Corp.	22,679	562,439
Johnson Matthey PLC	1,135	25,426
KCC Corp.	1,235	263,099
LG Chem Ltd.	7,031	1,796,970
Novonesis (Novozymes), B Shares	48,106	2,869,121
Nutrien Ltd.	8,350	489,317
Orica Ltd.	13,914	170,270
PPG Industries, Inc.	4,957	651,399
RPM International, Inc.	7,387	828,083

		7,755,852

Communications Equipment — 0.0%
Accton Technology Corp.	9,000	140,925
BYD Electronic International Co. Ltd.	6,500	28,236
Motorola Solutions, Inc.	304	110,933
Sercomm Corp.	22,000	80,421
ZTE Corp., Class H(a)	82,200	169,692

		530,207

Construction & Engineering — 1.0%
AECOM	75,523	6,596,179
Eiffage SA	13,188	1,459,122
EMCOR Group, Inc.	10,374	4,031,959
HDC Hyundai Development Co-Engineering & Construction, Class E	3,726	47,286
Hyundai Engineering & Construction Co. Ltd.	2,055	49,311
JGC Holdings Corp.	15,900	126,439
Obayashi Corp.	10,700	124,563
Stantec, Inc.	38,527	3,109,410
Worley Ltd.	66,897	652,912
WSP Global, Inc.	1,197	180,039

		16,377,220

Construction Materials — 0.0%
James Hardie Industries PLC(a)	18,241	568,622

Consumer Finance — 0.3%
American Express Co.	19,006	4,561,440
Synchrony Financial	8,583	375,935

		4,937,375
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.	536	45,168

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Costco Wholesale Corp.	3,104	$2,513,898
E-MART, Inc.	410	18,210
Loblaw Cos. Ltd.	3,420	397,216
Marks & Spencer Group PLC	68,433	264,749
Target Corp.	1,418	221,435
Tesco PLC	773,158	3,075,544

		6,536,220

Diversified Consumer Services — 0.0%
Cogna Educacao SA(a)	1,609,926	579,474

Diversified REITs — 0.0%
British Land Co. PLC (The)	11,827	66,520

Diversified Telecommunication Services — 0.4%
Deutsche Telekom AG, Registered Shares	203,053	4,937,095
Liberty Global Ltd., Class C, NVS(a)	1,288	21,986
Nippon Telegraph & Telephone Corp.	64,600	63,438
Singapore Telecommunications Ltd.	70,500	129,688
Telefonica Brasil SA	51,524	430,863
Telkom Indonesia Persero Tbk PT	1,071,200	191,069
Verizon Communications, Inc.	11,553	475,406

		6,249,545

Electric Utilities — 0.7%
Acciona SA	3,279	420,979
CPFL Energia SA	46,542	298,261
Enel SpA	1,059,803	7,694,928
Energisa SA	13,786	119,143
Energisa SA	1,772	4,765
Exelon Corp.	10,949	411,135
Iberdrola SA	153,537	2,026,500

		10,975,711

Electrical Equipment — 0.9%
ABB Ltd., Registered Shares	153,918	8,486,337
Acuity Brands, Inc.	10,626	2,758,616
Goldwind Science & Technology Co. Ltd., Class A	476,600	511,530
Legrand SA	2,010	218,252
LS Electric Co. Ltd.	136	21,076
Nordex SE(a)	17,163	271,087
Schneider Electric SE	4,660	1,162,579
Shanghai Electric Group Co. Ltd., Class A(a)	103,800	60,181
Signify NV(b)	8,234	224,993
Vestas Wind Systems A/S(a)	15,297	429,209

		14,143,860

Electronic Equipment, Instruments & Components — 0.6%
BOE Technology Group Co. Ltd., Class A	209,100	117,496
Chroma ATE, Inc.	25,000	221,946
Delta Electronics, Inc.	30,000	302,295
Lotes Co. Ltd.	1,000	49,913
Primax Electronics Ltd.	68,000	212,687
Spectris PLC	8,828	370,833
TD SYNNEX Corp.	316	41,345
TE Connectivity Ltd.	52,117	7,801,915
Tripod Technology Corp.	6,000	39,521

		9,157,951

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	2,134	71,446
Schlumberger NV	87,124	3,998,121

		4,069,567

Entertainment — 0.5%
Bilibili, Inc., Class Z(a)	17,000	245,790
CJ ENM Co. Ltd.(a)	633	40,926

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
NCSoft Corp.	611	$84,371
NetEase, Inc.	5,500	97,811
Netflix, Inc.(a)	2,533	1,625,223
Nintendo Co. Ltd.	31,600	1,718,424
Spotify Technology SA(a)	12,145	3,604,393

		7,416,938

Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(a)	9,446	3,914,422
FirstRand Ltd.	43,426	150,659
Groupe Bruxelles Lambert NV	17,016	1,304,904
Investor AB, B Shares	164,611	4,466,779
Mastercard, Inc., Class A	26,492	11,843,779
Sofina SA	814	198,077
Visa, Inc., Class A	11,575	3,153,725
Worldline SA(a)(b)	3,307	44,204

		25,076,549

Food Products — 0.8%
BRF SA(a)	73,871	264,483
Bunge Global SA	22,783	2,451,223
China Mengniu Dairy Co. Ltd.	100,000	184,403
Chocoladefabriken Lindt & Spruengli AG, NVS	5	58,193
Conagra Brands, Inc.	2,467	73,714
Danone SA	82,157	5,298,298
General Mills, Inc.	64,990	4,468,063
Marfrig Global Foods SA(a)	105,492	226,819
Mondelez International, Inc., Class A	6,314	432,698
Tingyi Cayman Islands Holding Corp.	66,000	80,627

		13,538,521

Gas Utilities — 0.2%
Perusahaan Gas Negara Tbk PT	271,000	26,377
UGI Corp.	99,480	2,532,761

		2,559,138

Ground Transportation — 0.2%
Uber Technologies, Inc.(a)	43,289	2,794,738

Health Care Equipment & Supplies — 0.7%
Align Technology, Inc.(a)	238	61,216
Becton Dickinson & Co.	387	89,772
Cochlear Ltd.	2,400	517,181
IDEXX Laboratories, Inc.(a)	847	420,917
Medtronic PLC	102,853	8,369,149
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	800	31,931
Sonova Holding AG, Registered Shares	727	230,982
Stryker Corp.	5,686	1,939,438

		11,660,586

Health Care Providers & Services — 1.2%
Cardinal Health, Inc.	33,278	3,303,507
Centene Corp.(a)	6,966	498,696
Cigna Group (The)	10,856	3,741,195
Elevance Health, Inc.	11,132	5,994,359
HCA Healthcare, Inc.	6,454	2,192,746
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	61,400	153,373
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	55,700	82,697
Sinopharm Group Co. Ltd., Class H	64,000	174,165
UnitedHealth Group, Inc.	7,599	3,764,317

		19,905,055

Security	Shares	Value

Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	830	$144,627

Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	17	170

Hotels, Restaurants & Leisure — 1.1%
Aristocrat Leisure Ltd.	44,993	1,352,554
Booking Holdings, Inc.	2,383	8,999,042
Jiumaojiu International Holdings Ltd.(b)	40,000	24,629
MakeMyTrip Ltd.(a)	18,723	1,415,272
McDonald’s Corp.	8,146	2,108,918
Meituan, Class B(a)(b)	210,270	2,865,178
MGM Resorts International(a)	495	19,884
Oriental Land Co. Ltd.	7,700	215,266
Trip.com Group Ltd.(a)	12,081	617,448

		17,618,191

Household Durables — 0.6%
Barratt Developments PLC	60,979	395,416
DR Horton, Inc.	2,748	406,154
Gree Electric Appliances, Inc. of Zhuhai, Class A	129,500	724,460
KB Home	4,688	330,973
Lennar Corp., Class A	12,244	1,963,325
Midea Group Co. Ltd., Class A	7,100	63,236
Nikon Corp.	13,500	140,502
NVR, Inc.(a)	14	107,530
Panasonic Holdings Corp.	439,000	3,877,617
Sekisui House Ltd.	16,600	373,792
Taylor Morrison Home Corp., Class A(a)	4,416	255,377
Toll Brothers, Inc.	6,328	769,738

		9,408,120

Household Products — 1.0%
Colgate-Palmolive Co.	86,938	8,081,756
Kimberly-Clark Corp.	26,495	3,531,784
Procter & Gamble Co. (The)	29,275	4,816,908

		16,430,448

Independent Power and Renewable Electricity Producers — 0.1%
Auren Energia SA	53,466	121,780
CECEP Solar Energy Co. Ltd., Class A	661,800	474,786
China Datang Corp. Renewable Power Co. Ltd.,
Class H	58,000	14,033
Drax Group PLC	47,725	315,318
ReNew Energy Global PLC, Class A(a)	36,874	220,875

		1,146,792

Industrial Conglomerates — 1.2%
CJ Corp.	1,024	102,583
Doosan Co. Ltd.	717	106,885
Honeywell International, Inc.	42,980	8,690,126
Siemens AG, Registered Shares	47,038	9,066,163
Smiths Group PLC	70,052	1,550,091

		19,515,848

Industrial REITs — 0.2%
Prologis, Inc.	23,985	2,650,102
Segro PLC	98,236	1,153,617
Tritax Big Box REIT PLC	26,791	54,208

		3,857,927

Insurance — 1.6%
AIA Group Ltd.	587,200	4,560,901
Allianz SE, Registered Shares	1,177	344,553
Aon PLC, Class A	2,419	681,287
Cathay Financial Holding Co. Ltd.	26,019	45,278
Hyundai Marine & Fire Insurance Co. Ltd.	1,452	34,432

6	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Manulife Financial Corp.	10,857	$281,990
Marsh & McLennan Cos., Inc.	7,383	1,532,563
MetLife, Inc.	74,248	5,373,328
NN Group NV	70,986	3,312,146
Ping An Insurance Group Co. of China Ltd., H Shares	220,000	1,118,978
Reinsurance Group of America, Inc.	569	119,376
Sun Life Financial, Inc.	1,463	73,324
Travelers Cos., Inc. (The)	34,186	7,373,920

		24,852,076

Interactive Media & Services — 3.2%
Alphabet, Inc., Class A(a)	93,678	16,159,455
Alphabet, Inc., Class C, NVS(a)	82,462	14,345,090
Auto Trader Group PLC(b)	168,585	1,773,425
Baidu, Inc., Class A(a)	56,850	688,908
Meta Platforms, Inc., Class A	22,198	10,362,692
NAVER Corp.	283	35,035
REA Group Ltd.	152	19,009
Rightmove PLC	9,517	65,334
Soop Co. Ltd.	1,263	101,652
Tencent Holdings Ltd.	155,200	7,200,286

		50,750,886

IT Services — 0.4%
CGI, Inc.(a)	913	90,158
GoDaddy, Inc., Class A(a)	6,083	849,369
Kingsoft Cloud Holdings Ltd.(a)	108,000	21,018
Nomura Research Institute Ltd.	4,700	125,831
Shopify, Inc., Class A(a)	5,370	317,799
VeriSign, Inc.(a)	15,376	2,680,344
Wix.com Ltd.(a)	11,446	1,843,951

		5,928,470

Leisure Products — 0.0%
Mattel, Inc.(a)	7,101	126,327

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	43,668	5,694,744

Machinery — 0.9%
Amada Co. Ltd.	159,400	1,799,513
Atlas Copco AB, A Shares	22,159	426,877
Caterpillar, Inc.	119	40,284
Doosan Bobcat, Inc.	831	34,749
Graco, Inc.	19,349	1,562,432
Hyundai Construction Equipment Co. Ltd.	1,451	60,003
Komatsu Ltd.	4,300	126,381
Oshkosh Corp.	8,611	979,329
Otis Worldwide Corp.	71,909	7,133,373
Rational AG	21	17,921
Wartsila Oyj Abp	68,225	1,430,494
Weir Group PLC (The)	2,452	67,009
Yutong Bus Co. Ltd., Class A	26,300	88,320

		13,766,685

Marine Transportation — 0.3%
Kuehne + Nagel International AG, Registered Shares	16,016	4,542,187
Wisdom Marine Lines Co. Ltd	45,000	107,962

		4,650,149

Media — 1.0%
Cheil Worldwide, Inc.	16,300	220,396
Comcast Corp., Class A	231,947	9,284,838
Fox Corp., Class A, NVS	74,175	2,553,845

Security	Shares	Value

Media (continued)
Fox Corp., Class B	30,016	$958,711
Informa PLC	187,886	2,044,956
MultiChoice Group(a)	4,584	27,465
Oriental Pearl Group Co. Ltd., Class A	18,500	16,665
Paramount Global, Class B, NVS	37,414	445,601
Publicis Groupe SA	1,626	182,640

		15,735,117

Metals & Mining — 1.0%
Anglo American PLC	22,193	710,643
ArcelorMittal SA	147,978	3,904,043
Cia Brasileira de Aluminio(a)	118,708	159,607
CMOC Group Ltd., Class H	495,000	457,961
Fortescue Ltd.	29,704	490,864
Franco-Nevada Corp.	2,059	253,328
Jiangxi Copper Co. Ltd., Class H	26,000	56,245
Norsk Hydro ASA	78,755	533,301
Reliance, Inc.	595	178,964
Rio Tinto Ltd.	16,634	1,430,765
Rio Tinto PLC	6,900	485,742
Wheaton Precious Metals Corp.	125,661	6,882,566

		15,544,029

Multi-Utilities — 0.4%
A2A SpA	370,598	780,659
Centrica PLC	345,691	627,467
E.ON SE, Class N	154,058	2,063,165
Engie SA	191,215	3,239,491

		6,710,782

Oil, Gas & Consumable Fuels — 2.8%
Aker BP ASA	7,238	186,866
BP PLC	131,860	824,848
Chevron Corp.	67,458	10,948,433
China Petroleum & Chemical Corp., Class H	240,000	152,892
ConocoPhillips	66,421	7,736,718
ENEOS Holdings, Inc.	289,700	1,497,819
EOG Resources, Inc.	12,411	1,545,790
Equinor ASA	111,876	3,247,507
Exxon Mobil Corp.	13,004	1,524,849
Keyera Corp.	25,479	674,667
Marathon Petroleum Corp.	19,632	3,467,208
OMV AG	5,112	258,353
Repsol SA	174,129	2,842,605
Shell PLC	106,775	3,854,018
Ultrapar Participacoes SA	99,934	440,396
Valero Energy Corp.	31,431	4,939,067

		44,142,036

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,377	126,243

Passenger Airlines — 0.1%
Alaska Air Group, Inc.(a)	5,026	211,192
ANA Holdings, Inc.	33,400	636,208
Deutsche Lufthansa AG, Registered Shares	28,262	197,947
easyJet PLC	9,875	58,409
Singapore Airlines Ltd.	238,800	1,199,140

		2,302,896

Personal Care Products — 0.0%
AMOREPACIFIC Group	4,557	126,221
LG H&H Co. Ltd.	174	52,635
Natura & Co. Holding SA	187,924	531,465

		710,321

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 3.5%
Astellas Pharma, Inc.	234,200	$2,299,278
AstraZeneca PLC	4,806	747,088
Bristol-Myers Squibb Co.	75,505	3,102,500
Daiichi Sankyo Co. Ltd.	44,300	1,563,749
Eli Lilly & Co.	10,390	8,523,333
GSK PLC	74,818	1,678,768
Johnson & Johnson	78,800	11,557,596
Merck & Co., Inc.	84,546	10,613,905
Novartis AG, Registered Shares	46,039	4,764,942
Novo Nordisk A/S, Class B	85,480	11,581,524
Otsuka Holdings Co. Ltd.	3,600	148,628
Sino Biopharmaceutical Ltd.	93,000	33,937

		56,615,248

Professional Services — 0.5%
ExlService Holdings, Inc.(a)	1,119	33,413
Experian PLC	54,105	2,507,125
Genpact Ltd.	50,228	1,660,538
Maximus, Inc.	1,008	86,789
Recruit Holdings Co. Ltd.	30,000	1,514,457
Robert Half, Inc.	2,600	166,998
Thomson Reuters Corp.	1,124	193,421
Verisk Analytics, Inc.	1,286	325,075
WNS Holdings Ltd.(a)	2,748	137,977
Wolters Kluwer NV, Class C	4,653	742,105

		7,367,898

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(a)	13,955	1,229,017
Daiwa House Industry Co. Ltd.	2,500	66,517
FirstService Corp.	1,607	235,930
Greentown China Holdings Ltd.	47,000	46,054
Jones Lang LaSalle, Inc.(a)	1,188	240,059
Mitsui Fudosan Co. Ltd.	453,300	4,164,494
Nomura Real Estate Holdings, Inc.	26,000	670,339
Wharf Real Estate Investment Co. Ltd.	28,000	81,469

		6,733,879

Retail REITs — 0.0%
Brixmor Property Group, Inc.	8,532	192,055
Klepierre SA	2,407	69,866

		261,921

Semiconductors & Semiconductor Equipment — 5.8%
Applied Materials, Inc.	33,002	7,098,070
ASE Technology Holding Co. Ltd.	128,000	621,501
ASML Holding NV	814	778,812
ASPEED Technology, Inc.	2,000	226,352
Broadcom, Inc.	2,003	2,661,086
Cirrus Logic, Inc.(a)	8,561	981,947
Elan Microelectronics Corp.	72,000	363,693
Intel Corp.	11,471	353,880
Lam Research Corp.	9,094	8,479,609
MediaTek, Inc.	105,000	4,020,881
NVIDIA Corp.	38,086	41,754,824
Parade Technologies Ltd.	2,000	47,844
Phison Electronics Corp.	50,000	922,568
QUALCOMM, Inc.	50,382	10,280,447
Realtek Semiconductor Corp.	18,000	303,910
Shenzhen Goodix Technology Co. Ltd., Class A	18,200	154,813
Silicon Laboratories, Inc.(a)	202	25,486
Taiwan Semiconductor Manufacturing Co. Ltd.	300,000	7,682,383
Tokyo Electron Ltd.	22,000	4,671,890
United Microelectronics Corp.	306,000	520,942

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Win Semiconductors Corp.	11,000	$48,181
Xinyi Solar Holdings Ltd.	48,000	31,763

		92,030,882

Software — 4.9%
Adobe, Inc.(a)	12,051	5,359,803
Atlassian Corp., Class A(a)	3,574	560,618
Autodesk, Inc.(a)	3,716	749,146
Box, Inc., Class A(a)	9,358	255,005
Cadence Design Systems, Inc.(a)	26,754	7,659,938
Fortinet, Inc.(a)	5,743	340,675
InterDigital, Inc.	2	228
Intuit, Inc.	404	232,882
Kingdee International Software Group Co. Ltd.(a)	66,000	67,958
Manhattan Associates, Inc.(a)	28,001	6,147,339
Microsoft Corp.	107,652	44,689,575
Nice Ltd.(a)	151	27,883
Nutanix, Inc., Class A(a)	27,868	1,541,518
Salesforce, Inc.	11,248	2,636,981
ServiceNow, Inc.(a)	10,273	6,748,642
Synopsys, Inc.(a)	38	21,310
TOTVS SA	20,782	113,707
Workday, Inc., Class A(a)	8,726	1,845,113
Xero Ltd.(a)	835	75,813

		79,074,134

Specialized REITs — 0.2%
American Tower Corp.	3,728	729,719
Equinix, Inc.	3,372	2,572,768
SBA Communications Corp.	268	52,710
Weyerhaeuser Co.	6,328	190,030

		3,545,227

Specialty Retail — 1.3%
Best Buy Co., Inc.	75,870	6,435,293
Home Depot, Inc. (The)	26,578	8,900,175
Industria de Diseno Textil SA	127,267	6,051,749
Topsports International Holdings Ltd.(b)	66,000	43,079

		21,430,296

Technology Hardware, Storage & Peripherals — 3.4%
Apple Inc.	226,977	43,636,328
Chicony Electronics Co. Ltd.	36,000	208,235
Dell Technologies, Inc., Class C	11,043	1,541,161
HP, Inc.	193,181	7,051,106
Lenovo Group Ltd.	242,000	348,603
NetApp, Inc.	10,899	1,312,567
Samsung Electronics Co. Ltd.	661	35,022

		54,133,022

Textiles, Apparel & Luxury Goods — 0.5%
ANTA Sports Products Ltd.	24,400	261,390
Bosideng International Holdings Ltd.	50,000	28,931
Deckers Outdoor Corp.(a)	2,099	2,296,138
Hermes International SCA	1,886	4,476,649
Makalot Industrial Co. Ltd.	37,000	440,977
NIKE, Inc., Class B	10,858	1,032,053

		8,536,138

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	1,427	275,411
Marubeni Corp.	35,700	699,204
Sumitomo Corp.	33,700	876,959
Toyota Tsusho Corp.	2,100	128,245
WW Grainger, Inc.	52	47,916

		2,027,735

8	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Transportation Infrastructure — 0.0%
Beijing Capital International Airport Co. Ltd., Class H(a)		96,000	$32,614
CCR SA		155,293	356,373
EcoRodovias Infraestrutura e Logistica SA		133,591	176,055
Grupo Aeroportuario del Pacifico SAB de CV, Class B		2,313	43,542
Taiwan High Speed Rail Corp.		21,000	19,468

			628,052

Water Utilities — 0.1%
United Utilities Group PLC		57,338	746,874

Wireless Telecommunication Services — 0.2%
Far EasTone Telecommunications Co. Ltd.		18,000	46,434
MTN Group Ltd.		72,486	318,059
SK Telecom Co. Ltd.		10,587	390,679
SoftBank Corp.		37,200	446,036
SoftBank Group Corp.		12,900	746,491
Tele2 AB, B Shares		26,001	254,286
TIM SA		11,495	34,829
Vodafone Group PLC		1,332,847	1,288,597

			3,525,411

Total Common Stocks — 57.6% (Cost: $663,627,856)			922,264,780

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.0%
Rolls-Royce PLC, 5.75%, 10/15/27(b)	USD	275	274,835

Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30		120	116,907

Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(b)		183	167,129

Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27		1,000	935,013

Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,800	1,834,266
Banco Santander SA 4.18%, 03/24/28		1,000	960,043
5.59%, 08/08/28		1,800	1,810,487
6.61%, 11/07/28		1,600	1,677,637
3.23%, 11/22/32		600	500,600
6.92%, 08/08/33		800	841,521
Bank of America Corp. 2.55%, 02/04/28		1,150	1,069,189
4.38%, 04/27/28		1,260	1,226,003
2.09%, 06/14/29		1,200	1,058,527
3.19%, 07/23/30		370	333,713
2.50%, 02/13/31		150	128,674
Bank of Montreal, 5.20%, 02/01/28		1,180	1,182,031
Citibank N.A., 5.44%, 04/30/26		2,140	2,144,395
Citigroup, Inc. 2.67%, 01/29/31		1,550	1,341,999
3.79%, 03/17/33		1,570	1,395,150
6.17%, 05/25/34		45	45,700
5.83%, 02/13/35		830	821,460
Series VAR, 3.07%, 02/24/28		1,650	1,552,424
Fifth Third Bancorp, 6.34%, 07/27/29		90	92,265
ING Groep NV, 4.02%, 03/28/28		2,300	2,215,654

Security	Par (000)		Value

Banks (continued)
Intesa Sanpaolo SpA
5.71%, 01/15/26(b)	USD	282	$279,274
4.20%, 06/01/32(b)		700	591,285
JPMorgan Chase & Co.
4.85%, 07/25/28		1,835	1,811,093
5.01%, 01/23/30		675	666,057
5.72%, 09/14/33		2,320	2,346,474
5.35%, 06/01/34		1,240	1,230,071
Lloyds Banking Group PLC, 3.75%, 01/11/27		1,000	961,463
Mitsubishi UFJ Financial Group, Inc., 2.34%, 01/19/28		1,250	1,157,150
Mizuho Financial Group, Inc., 1.55%, 07/09/27		1,850	1,705,441
PNC Financial Services Group, Inc. (The), 5.30%, 01/21/28		610	608,248
Royal Bank of Canada, 5.20%, 08/01/28		1,460	1,466,478
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		2,670	2,722,176
6.57%, 06/12/29		890	910,348
7.66%, 11/09/31		1,270	1,372,566
Santander UK Group Holdings PLC, 6.53%, 01/10/29		2,420	2,483,892
Toronto-Dominion Bank. (The), Series FXD, 1.95%, 01/12/27		1,310	1,211,024
Truist Financial Corp., 5.87%, 06/08/34		220	220,721
U.S. Bancorp, 5.68%, 01/23/35		130	129,807
UBS AG, 5.65%, 09/11/28		200	203,591
UniCredit SpA, 7.30%, 04/02/34(b)		1,118	1,149,220

			45,458,117

Beverages — 0.6%
Coca-Cola Co. (The)
3.00%, 03/05/51		5,180	3,490,646
2.50%, 03/15/51		770	464,500
Diageo Capital PLC
2.00%, 04/29/30		1,820	1,538,574
2.13%, 04/29/32		960	774,147
5.50%, 01/24/33		3,930	4,012,250

			10,280,117

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27		650	601,037
Gilead Sciences, Inc.
5.25%, 10/15/33		570	570,455
5.55%, 10/15/53		720	714,491
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		2,940	2,395,856

			4,281,839

Broadline Retail — 0.1%
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(b)		307	295,612
Rakuten Group, Inc.
11.25%, 02/15/27(b)		426	449,174
9.75%, 04/15/29(b)		700	704,410

			1,449,196

Building Products — 0.3%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		150	147,048
Carrier Global Corp., 3.38%, 04/05/40		30	23,199
Eco Material Technologies, Inc., 7.88%, 01/31/27(b)		100	99,992
Fortune Brands Innovations, Inc.
4.00%, 03/25/32		1,350	1,218,080
5.88%, 06/01/33		2,080	2,095,153
Owens Corning
3.40%, 08/15/26		350	334,685

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Building Products (continued)
Owens Corning 4.30%, 07/15/47	USD	1,430	$1,162,887
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		170	178,997

			5,260,041

Capital Markets — 1.7%
Ares Capital Corp. 7.00%, 01/15/27		930	950,163
2.88%, 06/15/27		520	477,398
Bank of New York Mellon Corp. (The), 4.71%, 02/01/34		630	601,519
Barings BDC, Inc., 7.00%, 02/15/29		110	110,316
Blackstone Private Credit Fund, 2.63%, 12/15/26		130	118,733
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)		5	4,154
Deutsche Bank AG 5.71%, 02/08/28		260	259,487
6.82%, 11/20/29		190	197,229
FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,802,285
Freedom Mortgage Corp. 12.00%, 10/01/28(b)		55	59,438
12.25%, 10/01/30(b)		90	98,657
Frontier Communications Holdings LLC 6.75%, 05/01/29(b)		500	456,392
8.75%, 05/15/30(b)		377	390,138
8.63%, 03/15/31(b)		289	296,257
FS KKR Capital Corp. 2.63%, 01/15/27		445	402,161
3.13%, 10/12/28		1,130	981,162
Goldman Sachs Group, Inc. (The) 2.64%, 02/24/28		2,400	2,230,517
2.60%, 02/07/30		1,220	1,062,566
2.38%, 07/21/32		1,290	1,052,950
5.85%, 04/25/35		1,305	1,332,761
Golub Capital BDC, Inc., 6.00%, 07/15/29		2,650	2,595,327
Main Street Capital Corp., 6.95%, 03/01/29		265	269,776
Morgan Stanley 3.63%, 01/20/27		900	865,841
2.48%, 01/21/28		950	882,614
3.77%, 01/24/29		1,200	1,137,346
5.16%, 04/20/29		980	973,399
1.79%, 02/13/32		2,060	1,640,260
4.89%, 07/20/33		2,585	2,476,971
5.25%, 04/21/34		1,245	1,216,759
StoneX Group, Inc., 7.88%, 03/01/31(b)		130	133,041
Sumitomo Mitsui Financial Group, Inc., 1.90%, 09/17/28		1,310	1,141,334
UBS AG, 1.25%, 08/07/26		430	392,670
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		207	194,373

			27,803,994

Chemicals — 0.1%
Chemours Co. (The), 5.75%, 11/15/28(b)		120	109,827
Ecolab, Inc., 2.70%, 12/15/51		760	471,347
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(b)		267	283,903

			865,077

Commercial Services & Supplies — 0.0%
Steelcase, Inc., 5.13%, 01/18/29		107	101,084

Communications Equipment — 0.2%
Cisco Systems, Inc., 5.30%, 02/26/54		325	318,833

Security	Par (000)		Value

Communications Equipment (continued)
Motorola Solutions, Inc. 2.30%, 11/15/30	USD	600	$499,665
2.75%, 05/24/31		1,990	1,676,443
5.60%, 06/01/32		1,250	1,256,986

			3,751,927

Construction & Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30		4,150	3,619,588
Tutor Perini Corp., 11.88%, 04/30/29(b)		228	243,436

			3,863,024

Consumer Finance — 0.7%
American Express Co. 2.55%, 03/04/27		700	652,294
5.28%, 07/27/29		1,020	1,019,416
5.04%, 05/01/34		450	439,795
5.63%, 07/28/34		160	159,450
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		222	232,532
Burford Capital Global Finance LLC 6.88%, 04/15/30(b)		35	34,249
9.25%, 07/01/31(b)		15	15,744
Capital One Financial Corp. 7.62%, 10/30/31		3,250	3,554,512
5.27%, 05/10/33		340	327,349
5.82%, 02/01/34		1,310	1,292,291
Credit Acceptance Corp., 9.25%, 12/15/28(b)		145	153,080
GGAM Finance Ltd., 8.00%, 02/15/27(b)		85	87,462
goeasy Ltd. 9.25%, 12/01/28(b)		180	190,593
7.63%, 07/01/29(b)		120	121,973
OneMain Finance Corp. 7.13%, 03/15/26		169	171,481
6.63%, 01/15/28		174	172,860
9.00%, 01/15/29		647	679,161
Synchrony Financial, 2.88%, 10/28/31		2,180	1,752,407

			11,056,649

Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co. 7.88%, 04/15/27(b)		279	284,262
9.25%, 04/15/27(b)		174	173,283

			457,545

Diversified REITs — 0.5%
American Tower Corp. 1.45%, 09/15/26		425	388,537
5.80%, 11/15/28		25	25,422
Crown Castle, Inc., 3.65%, 09/01/27		900	853,488
Digital Realty Trust LP 5.55%, 01/15/28		2,860	2,877,446
3.60%, 07/01/29		1,510	1,390,021
Equinix, Inc., 1.45%, 05/15/26		1,000	924,520
Iron Mountain, Inc. 7.00%, 02/15/29(b)		331	335,481
5.25%, 07/15/30(b)		700	654,500
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 02/15/28(b)		549	549,089
6.50%, 02/15/29(b)		116	80,510
Series MAY, 10.50%, 02/15/28(b)		40	40,006

			8,119,020

Diversified Telecommunication Services — 0.1%
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		275	259,658

10	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	USD	34	$28,725
Koninklijke KPN NV, 8.38%, 10/01/30		450	516,692
Level 3 Financing, Inc.
11.00%, 11/15/29(b)		31	31,673
10.50%, 05/15/30(b)		130	128,631

			965,379

Electric Utilities — 0.7%
Avangrid, Inc.
3.20%, 04/15/25		2,180	2,132,716
3.80%, 06/01/29		500	461,561
Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,548,225
Eversource Energy
2.90%, 03/01/27		1,000	934,998
3.38%, 03/01/32		750	640,963
Series U, 1.40%, 08/15/26		200	182,660
Exelon Corp.
2.75%, 03/15/27		550	514,031
3.35%, 03/15/32		350	305,491
5.45%, 03/15/34		270	267,614
NSTAR Electric Co.
3.25%, 05/15/29		1,000	920,963
3.95%, 04/01/30		1,000	934,046
Public Service Electric & Gas Co., 5.20%, 08/01/33		2,410	2,396,011
San Diego Gas & Electric Co., 5.55%, 04/15/54		390	380,411

			11,619,690

Electronic Equipment, Instruments & Components — 0.2%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	42,531
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,225,747
3.00%, 10/30/29		1,150	1,023,202
Vontier Corp., 2.95%, 04/01/31		1,610	1,322,994

			3,614,474

Energy Equipment & Services — 0.2%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		65	69,781
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)		113	119,280
Pentair Finance Sarl
4.50%, 07/01/29		1,580	1,521,085
5.90%, 07/15/32		740	755,552
TotalEnergies Capital SA, 5.49%, 04/05/54		510	504,108
Valaris Ltd., 8.38%, 04/30/30(b)		30	31,008

			3,000,814

Financial Services — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(b)		586	566,974
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(b)		166	166,289
Freedom Mortgage Holdings LLC
9.25%, 02/01/29(b)		125	126,260
9.13%, 05/15/31(b)		145	144,333
MGIC Investment Corp., 5.25%, 08/15/28		2,930	2,845,731
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26(b)		20	19,623
6.00%, 01/15/27(b)		292	288,006
5.13%, 12/15/30(b)		644	584,437
7.13%, 02/01/32(b)		85	84,592

Security	Par (000)		Value

Financial Services (continued)
PennyMac Financial Services, Inc.
7.88%, 12/15/29(b)	USD	114	$116,718
7.13%, 11/15/30(b)		110	108,579

			5,051,542

Food Products — 0.2%
Kellanova 3.40%, 11/15/27		670	631,758
4.30%, 05/15/28		3,000	2,915,107

			3,546,865

Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25		182	179,078
5.75%, 05/20/27		627	597,777
9.38%, 06/01/28(b)		95	97,387
ONE Gas, Inc., 4.25%, 09/01/32		155	145,283

			1,019,525

Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%, 08/05/32		575	525,699
Ryder System, Inc., 6.30%, 12/01/28		1,120	1,163,080
VT Topco, Inc., 8.50%, 08/15/30(b)		80	83,625

			1,772,404

Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)		545	554,538
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		170	170,034
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28		140	140,890

			865,462

Health Care Providers & Services — 1.7%
Cencora, Inc.
2.70%, 03/15/31		2,050	1,739,182
4.30%, 12/15/47		1,280	1,054,176
Centene Corp., 2.45%, 07/15/28		1,290	1,137,446
Cigna Group (The)
4.38%, 10/15/28		990	956,820
5.25%, 02/15/34		590	578,308
DaVita, Inc., 4.63%, 06/01/30(b)		1,140	1,021,306
DH Europe Finance II Sarl, 2.60%, 11/15/29		3,710	3,284,517
Elevance Health, Inc., 3.65%, 12/01/27		1,500	1,427,285
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		23	22,988
HCA, Inc. 5.25%, 06/15/26		850	845,151
3.13%, 03/15/27		440	414,560
5.20%, 06/01/28		590	585,409
5.45%, 04/01/31		310	308,048
3.63%, 03/15/32		1,989	1,737,955
5.60%, 04/01/34		985	976,494
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)		90	95,764
IQVIA, Inc.
5.70%, 05/15/28		3,350	3,364,108
6.25%, 02/01/29		1,390	1,423,118
McKesson Corp., 5.10%, 07/15/33		2,750	2,737,782
Star Parent, Inc., 9.00%, 10/01/30(b)		30	31,282
Tenet Healthcare Corp., 6.13%, 10/01/28		708	701,344
UnitedHealth Group, Inc. 5.30%, 02/15/30		420	425,101
4.50%, 04/15/33		640	607,246
5.88%, 02/15/53		200	207,019
5.05%, 04/15/53		1,540	1,420,291

			27,102,700

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26	USD	300	$272,344

Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc., 6.75%, 05/01/31(b)		585	582,034
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
5.00%, 06/01/29(b)		324	299,222
6.63%, 01/15/32(b)		60	59,690
NCL Corp. Ltd., 5.88%, 03/15/26(b)		302	296,936
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		80	86,131
Viking Cruises Ltd.
7.00%, 02/15/29(b)		236	236,422
9.13%, 07/15/31(b)		108	116,344

			1,676,779

Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61		360	305,872
NVR, Inc., 3.00%, 05/15/30		1,930	1,694,018
PulteGroup, Inc.
5.00%, 01/15/27		1,630	1,615,486
6.38%, 05/15/33		890	932,004

			4,547,380

Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32		50	44,395
Unilever Capital Corp., 1.75%, 08/12/31		2,140	1,729,469

			1,773,864

Industrial Conglomerates — 0.4%
3M Co., 2.38%, 08/26/29		1,330	1,156,821
Trane Technologies Financing Ltd., 3.80%, 03/21/29		4,610	4,366,663

			5,523,484

Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(b)		277	277,724
Allstate Corp. (The), 3.85%, 08/10/49		510	384,141
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54(b)		500	502,658
Marsh & McLennan Cos., Inc.
5.15%, 03/15/34		1,300	1,291,349
5.45%, 03/15/53		800	774,327
5.70%, 09/15/53		1,030	1,035,005
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		392	395,262
Progressive Corp. (The), 4.95%, 06/15/33		2,060	2,036,154
Reinsurance Group of America, Inc., 5.75%, 09/15/34		1,160	1,153,770
Stewart Information Services Corp., 3.60%, 11/15/31		618	513,055
Willis North America, Inc.
4.65%, 06/15/27		570	558,050
5.90%, 03/05/54		770	750,633

			9,672,128

IT Services — 1.1%
APX Group, Inc., 5.75%, 07/15/29(b)		98	93,029
Automatic Data Processing, Inc., 1.70%, 05/15/28		5,380	4,774,283
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		263	272,589
Booz Allen Hamilton, Inc., 5.95%, 08/04/33		1,720	1,765,544
CGI, Inc., 2.30%, 09/14/31		2,370	1,873,960
Cogent Communications Group, Inc., 7.00%, 06/15/27(b)		900	895,783
Fiserv, Inc. 5.45%, 03/02/28		470	472,142

Security	Par (000)		Value

IT Services (continued)
Fiserv, Inc.
5.60%, 03/02/33	USD	970	$973,984
IBM International Capital Pte Ltd.
4.90%, 02/05/34		2,550	2,457,907
5.30%, 02/05/54		1,540	1,437,182
International Business Machines Corp., 2.20%, 02/09/27		750	695,723
Mastercard, Inc., 2.00%, 11/18/31		1,450	1,186,064
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		181	172,881
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		585	574,316
Sabre GLBL, Inc., 11.25%, 12/15/27(b)		158	153,582
Visa, Inc., 3.65%, 09/15/47		630	488,590

			18,287,559

Machinery — 0.2%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		618	607,984
Cummins, Inc.
4.90%, 02/20/29		570	569,275
5.45%, 02/20/54		730	715,402
Ingersoll Rand, Inc.
5.40%, 08/14/28		255	257,005
5.70%, 08/14/33		95	96,833
Wabash National Corp., 4.50%, 10/15/28(b)		306	276,164

			2,522,663

Media — 0.3%
Cable One, Inc., 4.00%, 11/15/30(b)		269	200,714
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)		303	289,592
5.38%, 06/01/29(b)		312	279,480
6.38%, 09/01/29(b)		294	275,168
DirecTV Financing LLC, 8.88%, 02/01/30(b)		60	57,808
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., 5.88%, 08/15/27(b)		943	885,489
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28		500	487,300
Nexstar Media Inc., 4.75%, 11/01/28(b)		496	437,477
Nexstar Media, Inc., 5.63%, 07/15/27(b)		471	444,569
Paramount Global, 4.20%, 05/19/32		160	133,224
Sirius XM Radio, Inc., 5.50%, 07/01/29(b)		330	306,493
Univision Communications, Inc., 8.00%, 08/15/28(b) .		170	167,435
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)		250	213,524

			4,178,273

Metals & Mining — 0.3%
FMG Resources August 2006 Pty Ltd.
5.88%, 04/15/30(b)		897	870,065
6.13%, 04/15/32(b)		170	166,205
Mineral Resources Ltd.
9.25%, 10/01/28(b)		80	84,106
8.50%, 05/01/30(b)		850	880,077
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)		329	300,257
Reliance, Inc., 2.15%, 08/15/30		1,680	1,395,037
Steel Dynamics, Inc., 2.40%, 06/15/25		750	725,665
Taseko Mines Ltd., 8.25%, 05/01/30(b)		60	61,505

			4,482,917

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		169	168,072

Oil, Gas & Consumable Fuels — 1.0%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		670	616,014

12	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc., 4.63%, 10/15/28	USD	2,890	$2,782,810
Civitas Resources, Inc. 8.38%, 07/01/28(b)		265	278,114
8.75%, 07/01/31(b)		519	554,092
Diamondback Energy, Inc. 5.75%, 04/18/54		160	154,247
5.90%, 04/18/64		140	134,964
Enbridge, Inc., 6.20%, 11/15/30		75	78,418
EQT Corp., 5.70%, 04/01/28		65	65,271
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)		274	281,900
Gulfport Energy Corp., 8.00%, 05/17/26(b)		136	137,864
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 04/15/30(b)		306	295,289
8.38%, 11/01/33(b)		280	299,520
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		70	71,063
New Fortress Energy, Inc.
6.75%, 09/15/25(b)		283	279,652
6.50%, 09/30/26(b)		295	277,668
8.75%, 03/15/29(b)		576	552,879
ONEOK, Inc.
2.20%, 09/15/25		370	354,407
5.85%, 01/15/26		1,000	1,004,121
5.65%, 11/01/28		1,630	1,647,671
6.35%, 01/15/31		1,340	1,397,377
7.15%, 01/15/51		430	475,664
Prairie Acquiror LP, 9.00%, 08/01/29(b)		110	113,044
Talos Production, Inc. 9.00%, 02/01/29(b)		45	47,208
9.38%, 02/01/31(b)		60	63,501
Targa Resources Corp. 6.15%, 03/01/29		2,200	2,265,992
6.50%, 02/15/53		590	617,020
Venture Global LNG, Inc. 8.13%, 06/01/28(b)		55	56,210
9.50%, 02/01/29(b)		195	211,482
8.38%, 06/01/31(b)		50	51,560
9.88%, 02/01/32(b)		613	657,317
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		193	189,160
Western Midstream Operating LP, 6.35%, 01/15/29		35	35,984

			16,047,483

Passenger Airlines — 0.1%
American Airlines, Inc. 7.25%, 02/15/28(b)		276	275,600
8.50%, 05/15/29(b)		420	433,199
United Airlines, Inc., 4.38%, 04/15/26(b)		60	57,814

			766,613

Pharmaceuticals — 0.6%
Bausch Health Americas, Inc., 9.25%, 04/01/26(b)		302	281,376
Bausch Health Cos., Inc. 9.00%, 12/15/25(b)		288	274,453
6.13%, 02/01/27(b)		772	641,046
11.00%, 09/30/28(b)		731	637,798
Jazz Securities DAC, 4.38%, 01/15/29(b)		700	643,865
Merck & Co., Inc. 2.15%, 12/10/31		1,550	1,280,868
5.00%, 05/17/53		340	317,912
Novartis Capital Corp., 2.20%, 08/14/30		3,030	2,606,764

Security	Par (000)		Value

Pharmaceuticals (continued)
Zoetis, Inc.
3.00%, 09/12/27	USD	640	$598,125
2.00%, 05/15/30		2,820	2,354,948

			9,637,155

Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88%, 03/01/26		500	493,848
5.50%, 04/01/29		1,130	1,129,132
5.95%, 08/15/34		1,830	1,845,160
Howard Hughes Corp. (The), 5.38%, 08/01/28(b)		320	302,999

			3,771,139

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc., 3.75%, 02/15/51(b)		460	339,139
Intel Corp., 4.88%, 02/10/28		1,610	1,598,240
Lam Research Corp., 1.90%, 06/15/30		3,810	3,193,562
Marvell Technology, Inc., 5.95%, 09/15/33		65	66,694
NVIDIA Corp.
1.55%, 06/15/28		600	531,006
2.00%, 06/15/31		4,490	3,747,364
3.70%, 04/01/60		1,580	1,189,112
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	856,494
Texas Instruments, Inc.
1.90%, 09/15/31		459	378,143
3.65%, 08/16/32		3,545	3,226,570
4.90%, 03/14/33		790	784,403
TSMC Arizona Corp., 3.25%, 10/25/51		810	593,578

			16,504,305

Software — 0.9%
Adobe, Inc., 2.30%, 02/01/30		3,570	3,103,927
Cloud Software Group, Inc.
6.50%, 03/31/29(b)		312	295,904
9.00%, 09/30/29(b)		299	289,326
Dye & Durham Ltd., 8.63%, 04/15/29(b)		168	170,098
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	809,067
Intuit, Inc.
1.35%, 07/15/27		1,000	895,560
1.65%, 07/15/30		4,690	3,854,602
5.20%, 09/15/33		300	299,489
5.50%, 09/15/53		95	94,780
MicroStrategy, Inc., 6.13%, 06/15/28(b)		121	115,678
Oracle Corp., 4.10%, 03/25/61		440	316,930
ServiceNow, Inc., 1.40%, 09/01/30		3,000	2,414,856
UKG, Inc., 6.88%, 02/01/31(b)		167	168,059
Workday, Inc., 3.80%, 04/01/32		1,820	1,635,418

			14,463,694

Specialty Retail — 0.4%
Academy Ltd., 6.00%, 11/15/27(b)		116	114,013
Bath & Body Works, Inc.
6.95%, 03/01/33		182	177,489
6.88%, 11/01/35		303	305,592
Carvana Co.
PIK, 12.00%, 12/01/28(b)(c)		414	432,787
PIK, 13.00%, 06/01/30(b)(c)		412	424,028
PIK, 14.00%, 06/01/31(b)(c)		409	430,970
Foot Locker, Inc., 4.00%, 10/01/29(b)		164	135,844
Gap, Inc. (The), 3.63%, 10/01/29(b)		51	44,135
Home Depot, Inc. (The)
1.50%, 09/15/28		1,050	912,822
1.88%, 09/15/31		1,420	1,148,997
3.35%, 04/15/50		940	661,024

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Specialty Retail (continued)
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	USD	30	$31,126
Lowe’s Cos., Inc., 1.70%, 09/15/28		1,150	1,000,016

			5,818,843

Technology Hardware, Storage & Peripherals — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31		226	195,175
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		65	67,060
NCR Atleos Corp., 9.50%, 04/01/29(b)		135	145,646
Seagate HDD Cayman
8.25%, 12/15/29(b)		261	279,195
9.63%, 12/01/32		771	873,348
Western Digital Corp., 4.75%, 02/15/26		221	216,226
Xerox Holdings Corp.
5.50%, 08/15/28(b)		344	302,301
8.88%, 11/30/29(b)		90	87,172

			2,166,123

Textiles, Apparel & Luxury Goods — 0.0%
Tapestry, Inc.
7.35%, 11/27/28		20	20,711
7.70%, 11/27/30		20	20,897
7.85%, 11/27/33		25	26,353

			67,961

Trading Companies & Distributors — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 7.88%, 12/01/30(b)		95	99,271
GATX Corp., 3.50%, 06/01/32		350	302,276

			401,547

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., 3.20%, 03/15/27		350	331,356
Vodafone Group PLC, 7.00%, 04/04/79		350	360,606

			691,962

Total Corporate Bonds — 19.1% (Cost: $311,233,041)			306,242,657

Foreign Government Obligations

Chile — 0.1%
Chile Government International Bond, 3.25%, 09/21/71		1,110	677,447

Mexico — 0.0%
Mexico Government International Bond, 3.77%, 05/24/61		870	541,140

Total Foreign Government Obligations — 0.1% (Cost: $1,267,187)			1,218,587

	Shares

Investment Companies(d)

Equity Funds — 2.4%
iShares MSCI India ETF		83,654	4,434,499
iShares Russell 1000 Value ETF		192,434	34,091,607

			38,526,106

Total Investment Companies — 2.4% (Cost: $34,189,555)			38,526,106

Preferred Securities

Preferred Stocks — 0.3%

Security	Shares		Value

Automobiles — 0.1%
Volkswagen AG, NVS		14,558	$1,829,376

Banks — 0.0%
Banco Bradesco SA		100	243
Bancolombia SA		24,294	215,062
Itau Unibanco Holding SA, NVS		56,502	335,080

			550,385

Chemicals — 0.1%
Braskem SA(a)		246,440	888,909

Electric Utilities — 0.1%
Cia Energetica de Minas Gerais		140,478	266,193
Cia Paranaense de Energia - Copel, Class B		249,670	428,408
Energisa SA		7,128	10,575

			705,176

Electrical Equipment — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B		8,641	404,767

Machinery — 0.0%
Marcopolo SA		183,902	225,897
Randon SA Implementos e Participacoes		14,162	25,757

			251,654

Metals & Mining — 0.0%
Gerdau SA		60,462	207,493

Passenger Airlines — 0.0%
Azul SA(a)		21,524	39,065

Total Preferred Securities — 0.3%
(Cost: $5,441,707)			4,876,825

	Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 7.1%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52	USD	2,200	1,665,109
2.00%, 04/01/37 - 01/01/52		31,109	24,621,973
2.50%, 06/01/37 - 07/01/51		7,063	5,777,129
3.00%, 09/01/34 - 04/01/52		1,943	1,710,922
4.00%, 11/01/37 - 08/01/52		1,142	1,052,532
4.50%, 09/01/52 - 08/01/53		191	181,626
5.00%, 04/01/53 - 07/01/53		1,175	1,131,522
5.50%, 02/01/53 - 04/01/53		839	830,991
6.00%, 07/01/53 - 04/01/54		787	791,505
6.50%, 11/01/53 - 02/01/54		528	542,758
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		162	137,508
2.00%, 04/01/37		831	725,681
2.50%, 05/01/37 - 07/01/51		4,106	3,362,893
3.00%, 07/01/50		35	29,972
4.00%, 02/01/38 - 02/01/53		887	809,735
4.50%, 08/01/52 - 08/01/53		62	58,648
5.00%, 04/01/53		276	265,546
5.50%, 01/01/53 - 10/01/53		1,739	1,712,940
6.00%, 08/01/53 - 12/01/53		578	583,497
6.50%, 10/01/53 - 04/01/54		802	818,008
Ginnie Mae Mortgage-Backed Securities
1.50%, 06/01/54(e)		100	76,819
2.00%, 10/20/51 - 06/01/54(e)		5,311	4,260,285
2.50%, 07/20/51 - 06/01/54(e)		13,657	11,388,088
3.00%, 11/20/46 - 06/01/54(e)		12,643	10,930,100
3.50%, 03/20/50 - 06/01/54(e)		7,527	6,729,872

14	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
4.00%, 01/20/50 - 06/01/54(e)	USD	5,647	$5,195,646
4.50%, 03/20/49 - 06/01/54(e)		4,757	4,500,460
5.00%, 04/20/53 - 06/01/54(e)		3,188	3,094,450
5.50%, 12/20/52 - 06/01/54(e)		1,467	1,456,235
6.00%, 09/20/53 - 06/01/54(e)		1,440	1,450,457
6.50%, 11/20/53 - 06/01/54(e)		1,050	1,065,757
Uniform Mortgage-Backed Securities
1.50%, 06/01/39 - 06/01/54(e)		2,189	1,710,079
2.00%, 06/01/39(e)		711	621,161
2.50%, 06/01/39 - 06/01/54(e)		2,125	1,885,916
3.00%, 06/01/39 - 06/01/54(e)		3,000	2,711,416
3.50%, 06/01/39 - 06/01/54(e)		1,975	1,778,968
4.00%, 06/01/39 - 06/01/54(e)		1,450	1,344,017
4.50%, 06/01/54(e)		450	421,354
5.00%, 06/01/54(e)		1,575	1,515,725
5.50%, 06/01/54(e)		1,550	1,524,857
6.00%, 06/01/54(e)		1,700	1,702,335
6.50%, 06/01/54(e)		1,500	1,524,558

			113,699,050

Total U.S. Government Sponsored Agency Securities — 7.1%
(Cost: $122,951,718)			113,699,050

U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		23,000	13,925,781
2.25%, 05/15/41 - 02/15/52		46,000	30,223,828
2.38%, 02/15/42		10,000	7,191,016
4.38%, 08/15/43		9,100	8,690,145
3.00%, 02/15/47		5,000	3,787,305
3.38%, 11/15/48		2,600	2,085,281
U.S. Treasury Notes
0.25%, 09/30/25		35,630	33,449,054
2.50%, 03/31/27		20,000	18,853,906
1.88%, 02/28/29 - 02/15/32		33,000	28,330,625
2.38%, 05/15/29		16,000	14,495,625
0.63%, 08/15/30		5,000	3,961,719

Total U.S. Treasury Obligations — 10.3% (Cost: $194,427,524)			164,994,285

Total Long-Term Investments — 96.9% (Cost: $1,333,138,588)			1,551,822,290

Security	Shares		Value

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(d)(f)		53,822,394	$53,822,394

	Par (000)

U.S. Treasury Obligations(g) — 0.3%
U.S. Treasury Bills 5.31%, 08/15/24	USD	3,500	3,462,811
5.31%, 08/22/24		500	494,183
5.32%, 09/17/24		300	295,380

Total U.S. Treasury Obligations — 0.3% (Cost: $4,251,095)			4,252,374

Total Short-Term Securities — 3.6% (Cost: $58,073,489)			58,074,768

Total Investments Before TBA Sale Commitments — 100.5%
(Cost: $1,391,212,077)			1,609,897,058

TBA Sale Commitments(e)

Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 3.50%, 06/01/54		(200)	(175,340)

Total TBA Sale Commitments — (0.0)% (Proceeds: $(175,625))			(175,340)

Total Investments Net of TBA Sale Commitments — 100.5%
(Cost: $1,391,036,452)			1,609,721,718

Liabilities in Excess of Other Assets — (0.5)%			(8,074,545)

Net Assets — 100.0%			$1,601,647,173

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares/ Investment Value Held at 05/31/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$3,277	(b)	$—	$(3,277)	$—	$—	—	$687	(c)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	23,714,417	30,107,977	(b)	—	—	—	53,822,394	53,822,394	1,904,308		—
iShares MSCI India ETF	4,331,004	675,943		(1,567,885)	(26,139)	1,021,576	4,434,499	83,654	8,316		—
iShares Russell 1000 Value ETF	28,599,541	—		—	—	5,492,066	34,091,607	192,434	—		—
SL Liquidity Series, LLC, Money Market Series(a)	—	149	(b)	—	(149)	—	—	—	2,701	(c)	—

					$(29,565)	$6,513,642	$92,348,500		$1,916,012		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	310	06/21/24	$16,764	$158,771
U.S. Treasury Notes (10 Year)	42	09/19/24	4,569	(4,130)
U.S. Ultra Treasury Bonds (10 Year)	26	09/19/24	2,913	(7,803)
U.S. Treasury Notes (2 Year)	409	09/30/24	83,315	37,702

				184,540

Short Contracts
S&P/Toronto Stock Exchange 60 Index	6	06/20/24	1,175	(11,848)
Mini MSCI EAFE Index	199	06/21/24	23,583	(168,725)
Mini MSCI Emerging Markets Index	205	06/21/24	10,829	25,068
S&P 500 E-Mini Index	175	06/21/24	46,336	(723,689)
U.S. Treasury Long-Term Bonds	269	09/19/24	31,221	130,769
U.S. Ultra Treasury Bonds	291	09/19/24	35,629	31,105
U.S. Treasury Notes (5 Year)	230	09/30/24	24,333	13,986

				(703,334)

				$(518,794)

16	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	68,976,001	USD	45,845,727	JPMorgan Chase Bank N.A.	06/20/24	$75,084
USD	461,183	EUR	419,200	Deutsche Bank AG	06/20/24	5,916
USD	453,206	GBP	353,700	HSBC Bank PLC	06/20/24	2,457
USD	664,901	JPY	96,699,400	JPMorgan Chase Bank N.A.	06/20/24	48,084

						$131,541

CAD	20,503,680	USD	15,251,477	Deutsche Bank AG	06/20/24	(201,866)
EUR	2,186,000	USD	2,392,826	HSBC Bank PLC	06/20/24	(18,747)
EUR	26,551,912	USD	29,206,620	Morgan Stanley & Co. International PLC	06/20/24	(370,229)

						$(590,842)

						$(459,301)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B+	USD	14,910	$1,161,398	$1,039,227	$122,171

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
Russell 1000 Value Index	Quarterly	SOFR plus 0.60%, 5.34%	Quarterly	Goldman Sachs International	03/18/25	USD	2,462	$(19,684)	$—	$(19,684)
SOFR plus 0.34%, 5.34%	Quarterly	MSCI ACWI ESG Universal Index	Quarterly	BNP Paribas S.A.	04/03/25	USD	125,450	821,574	—	821,574

								$801,890	$—	$801,890

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$1,039,227	$—	$122,171	$—
OTC Swaps	—	—	821,574	(19,684)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$183,839	$—	$213,562	$—	$397,401
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	131,541	—	—	131,541
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	122,171	—	—	—	—	122,171
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	—	—	821,574	—	—	—	821,574

	$—	$122,171	$1,005,413	$131,541	$213,562	$—	$1,472,687

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$904,262	$—	$11,933	$—	$916,195
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	590,842	—	—	590,842
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	—	19,684	—	—	—	19,684

	$—	$—	$923,946	$590,842	$11,933	$—	$1,526,721

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,030,430)	$—	$—	$—	$(1,030,430)
Forward foreign currency exchange contracts	—	—	—	137,795	—	—	137,795
Swaps	—	—	15,059,931	—	—	—	15,059,931

	$—	$—	$14,029,501	$137,795	$—	$—	$14,167,296

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,017,798	$—	$531,223	$—	$1,549,021
Forward foreign currency exchange contracts	—	—	—	(612,964)	—	—	(612,964)
Swaps	—	688,900	1,197,546	—	—	—	1,886,446

	$—	$688,900	$2,215,344	$(612,964)	$531,223	$—	$2,822,503

18	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$75,060,897
Average notional value of contracts — short	$147,975,525
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$1,579,853
Average amounts sold — in USD	$75,206,029
Credit default swaps
Average notional value — buy protection	$67,839,188
Average notional value — sell protection	$3,727,500
Total return swaps
Average notional amount	$113,346,246

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$252,244	$1,014,807
Forward foreign currency exchange contracts	131,541	590,842
Swaps — centrally cleared	25,222	—
Swaps — OTC(a)	821,574	19,684

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,230,581	$1,625,333

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(277,466)	(1,014,807)

Total derivative assets and liabilities subject to an MNA	$953,115	$610,526

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)

BNP Paribas S.A	$821,574	$—	$—	$(70,000)	$751,574
Deutsche Bank AG	5,916	(5,916)	—	—	—
HSBC Bank PLC	2,457	(2,457)	—	—	—
JPMorgan Chase Bank N.A	123,168	—	—	—	123,168

	$953,115	$(8,373)	$—	$(70,000)	$874,742

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)

Deutsche Bank AG	$201,866	$(5,916)	$—	$—	$195,950
Goldman Sachs International	19,684	—	—	—	19,684
HSBC Bank PLC	18,747	(2,457)	—	—	16,290
Morgan Stanley & Co. International PLC	370,229	—	—	—	370,229

	$610,526	$(8,373)	$—	$—	$602,153

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$7,313,648	$2,708,785	$—	$10,022,433
Air Freight & Logistics	1,052,259	783,090	—	1,835,349
Automobile Components	698,295	185,978	—	884,273
Automobiles	3,964,353	7,511,312	—	11,475,665
Banks	10,507,486	43,521,002	—	54,028,488
Beverages	8,703,284	5,820,920	—	14,524,204
Biotechnology	12,348,627	1,870,873	—	14,219,500
Broadline Retail	27,563,093	3,775,438	—	31,338,531
Building Products	491,095	—	—	491,095
Capital Markets	13,398,822	9,327,170	—	22,725,992
Chemicals	2,627,717	5,128,135	—	7,755,852
Communications Equipment	110,933	419,274	—	530,207
Construction & Engineering	13,917,587	2,459,633	—	16,377,220
Construction Materials	—	568,622	—	568,622
Consumer Finance	4,937,375	—	—	4,937,375
Consumer Staples Distribution & Retail	3,132,549	3,403,671	—	6,536,220
Diversified Consumer Services	579,474	—	—	579,474
Diversified REITs	—	66,520	—	66,520
Diversified Telecommunication Services	928,255	5,321,290	—	6,249,545
Electric Utilities	833,304	10,142,407	—	10,975,711
Electrical Equipment	2,758,616	11,385,244	—	14,143,860
Electronic Equipment, Instruments & Components	7,843,260	1,314,691	—	9,157,951
Energy Equipment & Services	4,069,567	—	—	4,069,567
Entertainment	5,229,616	2,187,322	—	7,416,938
Financial Services	18,911,926	6,164,623	—	25,076,549
Food Products	7,917,000	5,621,521	—	13,538,521
Gas Utilities	2,532,761	26,377	—	2,559,138
Ground Transportation	2,794,738	—	—	2,794,738
Health Care Equipment & Supplies	10,880,492	780,094	—	11,660,586
Health Care Providers & Services	19,494,820	410,235	—	19,905,055
Health Care Technology	144,627	—	—	144,627
Hotel & Resort REITs	170	—	—	170
Hotels, Restaurants & Leisure	12,543,116	5,075,075	—	17,618,191
Household Durables	3,833,097	5,575,023	—	9,408,120
Household Products	16,430,448	—	—	16,430,448
Independent Power and Renewable Electricity Producers	657,973	488,819	—	1,146,792
Industrial Conglomerates	8,690,126	10,825,722	—	19,515,848
Industrial REITs	2,650,102	1,207,825	—	3,857,927
Insurance	15,435,788	9,416,288	—	24,852,076
Interactive Media & Services	40,867,237	9,883,649	—	50,750,886
IT Services	5,781,621	146,849	—	5,928,470
Leisure Products	126,327	—	—	126,327
Life Sciences Tools & Services	5,694,744	—	—	5,694,744
Machinery	9,715,418	4,051,267	—	13,766,685
Marine Transportation	—	4,650,149	—	4,650,149
Media	13,270,460	2,464,657	—	15,735,117
Metals & Mining	7,474,465	8,069,564	—	15,544,029
Multi-Utilities	—	6,710,782	—	6,710,782
Oil, Gas & Consumable Fuels	31,277,128	12,864,908	—	44,142,036
Paper & Forest Products	126,243	—	—	126,243
Passenger Airlines	211,192	2,091,704	—	2,302,896
Personal Care Products	531,465	178,856	—	710,321
Pharmaceuticals	33,797,334	22,817,914	—	56,615,248

20	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) May 31, 2024	BlackRock Sustainable Balanced Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Professional Services	$2,604,211	$4,763,687	$—	$7,367,898
Real Estate Management & Development	1,705,006	5,028,873	—	6,733,879
Retail REITs	192,055	69,866	—	261,921
Semiconductors & Semiconductor Equipment	71,635,349	20,395,533	—	92,030,882
Software	78,902,480	171,654	—	79,074,134
Specialized REITs	3,545,227	—	—	3,545,227
Specialty Retail	15,335,468	6,094,828	—	21,430,296
Technology Hardware, Storage & Peripherals	53,541,162	591,860	—	54,133,022
Textiles, Apparel & Luxury Goods	3,328,191	5,207,947	—	8,536,138
Trading Companies & Distributors	323,327	1,704,408	—	2,027,735
Transportation Infrastructure	575,970	52,082	—	628,052
Water Utilities	—	746,874	—	746,874
Wireless Telecommunication Services	34,829	3,490,582	—	3,525,411
Corporate Bonds	—	306,242,657	—	306,242,657
Foreign Government Obligations	—	1,218,587	—	1,218,587
Investment Companies	38,526,106	—	—	38,526,106
Preferred Securities
Preferred Stocks	3,047,449	1,829,376	—	4,876,825
U.S. Government Sponsored Agency Securities	—	113,699,050	—	113,699,050
U.S. Treasury Obligations	—	164,994,285	—	164,994,285
Short-Term Securities
Money Market Funds	53,822,394	—	—	53,822,394
U.S. Treasury Obligations	—	4,252,374	—	4,252,374
Liabilities
TBA Sale Commitments	—	(175,340)	—	(175,340)

	$731,919,257	$877,802,461	$—	$1,609,721,718

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$122,171	$—	$122,171
Equity Contracts	183,839	821,574	—	1,005,413
Foreign Currency Exchange Contracts	—	131,541	—	131,541
Interest Rate Contracts	213,562	—	—	213,562
Liabilities
Equity Contracts	(904,262)	(19,684)	—	(923,946)
Foreign Currency Exchange Contracts	—	(590,842)	—	(590,842)
Interest Rate Contracts	(11,933)	—	—	(11,933)

	$(518,794)	$464,760	$—	$(54,034)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Statement of Assets and Liabilities

May 31, 2024

BlackRock Sustainable Balanced Fund, Inc.

ASSETS
Investments, at value — unaffiliated(a)	$1,517,548,558
Investments, at value — affiliated(b)	92,348,500
Cash pledged:
Futures contracts	8,147,990
Centrally cleared swaps	1,228,000
Foreign currency, at value(c)	3,241,057
Receivables:
Investments sold	17,189,435
Securities lending income — affiliated	360
TBA sale commitments	175,625
Capital shares sold	878,599
Dividends — unaffiliated	2,666,420
Dividends — affiliated	222,877
Interest — unaffiliated	4,849,026
Variation margin on futures contracts	252,244
Variation margin on centrally cleared swaps	25,222
Unrealized appreciation on:
Forward foreign currency exchange contracts	131,541
OTC swaps	821,574
Prepaid expenses	52,020

Total assets	1,649,779,048

LIABILITIES
Cash received:
Collateral — OTC derivatives	70,000
TBA sale commitments at value(d)	175,340
Payables:
Investments purchased	43,189,296
Capital shares redeemed	1,769,012
Investment advisory fees	548,246
Directors’ and Officer’s fees	4,364
Other accrued expenses	384,793
Other affiliate fees	23,046
Professional fees	74,065
Service and distribution fees	268,380
Variation margin on futures contracts	1,014,807
Unrealized depreciation on:
Forward foreign currency exchange contracts	590,842
OTC swaps	19,684

Total liabilities	48,131,875

Commitments and contingent liabilities

NET ASSETS	$1,601,647,173

NET ASSETS CONSIST OF:
Paid-in capital	$1,352,279,101
Accumulated earnings	249,368,072

NET ASSETS	$1,601,647,173

(a) Investments, at cost — unaffiliated	$1,303,200,128
(b) Investments, at cost — affiliated	$88,011,949
(c) Foreign currency, at cost	$3,251,370
(d) Proceeds from TBA sale commitments	$175,625

22	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Statement of Assets and Liabilities (continued)

May 31, 2024

BlackRock Sustainable Balanced Fund, Inc.

NET ASSET VALUE

Institutional
Net assets	$525,216,872

Shares outstanding	19,864,090

Net asset value	$26.44

Shares authorized	400 million

Par value	$0.10

Investor A

Net assets	$899,668,459

Shares outstanding	34,245,922

Net asset value	$26.27

Shares authorized	200 million

Par value	$0.10

Investor C
Net assets	$87,311,643

Shares outstanding	4,079,838

Net asset value	$21.40

Shares authorized	200 million

Par value	$0.10

Class K

Net assets	$78,010,370

Shares outstanding	2,950,067

Net asset value	$26.44

Shares authorized	2 billion

Par value	$0.10

Class R
Net assets	$11,439,829

Shares outstanding	490,084

Net asset value	$23.34

Shares authorized	500 million

Par value	$0.10

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Operations

May 31, 2024

BlackRock Sustainable Balanced Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$19,380,617
Dividends — affiliated	1,912,624
Interest — unaffiliated	24,711,370
Securities lending income — affiliated — net	3,388
Foreign taxes withheld	(1,072,262)

Total investment income	44,935,737

EXPENSES
Investment advisory	6,430,967
Service and distribution — class specific	3,083,825
Transfer agent — class specific	1,128,138
Custodian	221,875
Professional	177,758
Registration	122,687
Accounting services	119,868
Printing and postage	69,357
Directors and Officer	17,934
Miscellaneous	34,753

Total expenses excluding interest expense	11,407,162
Interest expense	12,521

Total expenses	11,419,683
Less:
Fees waived and/or reimbursed by the Manager	(176,802)

Total expenses after fees waived and/or reimbursed	11,242,881

Net investment income	33,692,856

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	64,541,824
Investments — affiliated	(29,565)
Futures contracts	(1,030,430)
Forward foreign currency exchange contracts	137,795
Foreign currency transactions	(448,272)
Swaps	15,059,931

78,231,283

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	121,615,631
Investments — affiliated	6,513,642
Futures contracts	1,549,021
Forward foreign currency exchange contracts	(612,964)
Foreign currency translations	54,221
Swaps	1,886,446

131,005,997

Net realized and unrealized gain	209,237,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$242,930,136

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Sustainable Balanced Fund, Inc.

	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$33,692,856	$32,588,469
Net realized gain (loss)	78,231,283	(35,500,764)
Net change in unrealized appreciation (depreciation)	131,005,997	5,623,364

Net increase in net assets resulting from operations	242,930,136	2,711,069

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(15,411,005)	(19,293,205)
Investor A	(23,335,288)	(31,746,349)
Investor C	(1,923,575)	(4,159,590)
Class K	(2,398,384)	(2,592,592)
Class R	(266,189)	(411,460)

Decrease in net assets resulting from distributions to shareholders	(43,334,441)	(58,203,196)

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets derived from capital share transactions	(103,006,088)	(108,277,844)

NET ASSETS
Total increase (decrease) in net assets	96,589,607	(163,769,971)
Beginning of year	1,505,057,566	1,668,827,537

End of year	$1,601,647,173	$1,505,057,566

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc.

	Institutional

	Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$23.22		$23.94		$28.28		$24.89		$23.32		$23.95

Net investment income(a)	0.58		0.53		0.19		0.23		0.33		0.48
Net realized and unrealized gain (loss)	3.38		(0.40)		(1.27)		4.22		2.47		0.52

Net increase (decrease) from investment operations	3.96		0.13		(1.08)		4.45		2.80		1.00

Distributions(b)
From net investment income	(0.74)		(0.13)		(0.11)		(0.24)		(0.37)		(0.41)
From net realized gain	—		(0.72)		(3.15)		(0.82)		(0.86)		(1.22)

Total distributions	(0.74)		(0.85)		(3.26)		(1.06)		(1.23)		(1.63)

Net asset value, end of period	$26.44		$23.22		$23.94		$28.28		$24.89		$23.32

Total Return(c)
Based on net asset value	17.39%		0.83%		(4.88	)%(d)	18.30%		12.35%		5.16%

Ratios to Average Net Assets(e)
Total expenses	0.55%		0.55%		0.71	%(f)(g)	0.75	%(h)	0.78	%(i)	0.80%

Total expenses after fees waived and/or reimbursed	0.53%		0.54%		0.50	%(f)(g)	0.50	%(h)	0.52	%(i)	0.53%

Net investment income	2.40%		2.34%		1.08	%(f)(g)	0.85	%(h)	1.42	%(i)	2.11%

Supplemental Data
Net assets, end of period (000)	$525,217		$490,719		$554,201		$666,819		$568,977		$488,105

Portfolio turnover rate of the Fund	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio and the Master Total Return Portfolio (the “Master Portfolios”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate	99%	117%	N/A	161%	274%	241%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

26	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc. (continued)

	Investor A

	Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$23.05		$23.79		$28.14		$24.78		$23.22		$23.86

Net investment income(a)	0.52		0.47		0.15		0.16		0.27		0.41
Net realized and unrealized gain (loss)	3.35		(0.38)		(1.27)		4.20		2.46		0.52

Net increase (decrease) from investment operations	3.87		0.09		(1.12)		4.36		2.73		0.93

Distributions(b)
From net investment income	(0.65)		(0.11)		(0.08)		(0.18)		(0.31)		(0.35)
From net realized gain	—		(0.72)		(3.15)		(0.82)		(0.86)		(1.22)

Total distributions	(0.65)		(0.83)		(3.23)		(1.00)		(1.17)		(1.57)

Net asset value, end of period	$26.27		$23.05		$23.79		$28.14		$24.78		$23.22

Total Return(c)
Based on net asset value	17.07%		0.63%		(5.06	)%(d)	17.98%		12.08%		4.84%

Ratios to Average Net Assets(e)
Total expenses	0.80%		0.80%		0.95	%(f)(g)	1.01	%(h)	1.04	%(i)	1.07	%(i)

Total expenses after fees waived and/or reimbursed	0.78%		0.79%		0.75	%(f)(g)	0.76	%(h)	0.79	%(i)	0.80	%(i)

Net investment income	2.15%		2.09%		0.84	%(f)(g)	0.59	%(h)	1.15	%(i)	1.83	%(i)

Supplemental Data
Net assets, end of period (000)	$899,668		$844,573		$922,198		$952,967		$737,708		$594,909

Portfolio turnover rate of the Fund	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate	99%	117%	N/A	161%	274%	241%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc. (continued)

	Investor C
	Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$18.82		$19.67		$23.81		$21.15		$20.00		$20.79

Net investment income (loss)(a)	0.27		0.24		0.01		(0.04)		0.08		0.21
Net realized and unrealized gain (loss)	2.73		(0.33)		(1.01)		3.57		2.10		0.43

Net increase (decrease) from investment operations	3.00		(0.09)		(1.00)		3.53		2.18		0.64

Distributions(b)
From net investment income	(0.42)		(0.04)		—		(0.05)		(0.17)		(0.21)
From net realized gain	—		(0.72)		(3.14)		(0.82)		(0.86)		(1.22)

Total distributions	(0.42)		(0.76)		(3.14)		(0.87)		(1.03)		(1.43)

Net asset value, end of period	$21.40		$18.82		$19.67		$23.81		$21.15		$20.00

Total Return(c)
Based on net asset value	16.16%		(0.18)%		(5.49	)%(d)	17.07%		11.20%		4.09%

Ratios to Average Net Assets(e)
Total expenses	1.57%		1.56%		1.72	%(f)(g)	1.78	%(h)	1.80	%(i)	1.83%

Total expenses after fees waived and/or reimbursed	1.56%		1.55%		1.52	%(f)(g)	1.52	%(h)	1.55	%(i)	1.56%

Net investment income (loss)	1.37%		1.33%		0.07	%(f)(g)	(0.17	)%(h)	0.41	%(i)	1.07%

Supplemental Data
Net assets, end of period (000)	$87,312		$88,603		$110,628		$134,700		$126,159		$125,584

Portfolio turnover rate of the Fund	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate	99%	117%	N/A	161%	274%	241%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

28	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc. (continued)

	Class K

	Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$23.23		$23.94		$28.28		$24.89		$23.32		$23.95

Net investment income(a)	0.60		0.54		0.20		0.25		0.34		0.49
Net realized and unrealized gain (loss)	3.38		(0.39)		(1.27)		4.22		2.47		0.52

Net increase (decrease) from investment operations	3.98		0.15		(1.07)		4.47		2.81		1.01

Distributions(b)
From net investment income	(0.77)		(0.14)		(0.12)		(0.26)		(0.38)		(0.42)
From net realized gain	—		(0.72)		(3.15)		(0.82)		(0.86)		(1.22)

Total distributions	(0.77)		(0.86)		(3.27)		(1.08)		(1.24)		(1.64)

Net asset value, end of period	$26.44		$23.23		$23.94		$28.28		$24.89		$23.32

Total Return(c)
Based on net asset value	17.46%		0.91%		(4.84	)%(d)	18.36%		12.42%		5.23%

Ratios to Average Net Assets(e)
Total expenses	0.48%		0.49%		0.64	%(f)(g)	0.69	%(h)	0.72	%(i)	0.73%

Total expenses after fees waived and/or reimbursed	0.47%		0.47%		0.44	%(f)(g)	0.44	%(h)	0.46	%(i)	0.46%

Net investment income	2.47%		2.41%		1.15	%(f)(g)	0.90	%(h)	1.47	%(i)	2.15%

Supplemental Data
Net assets, end of period (000)	$78,010		$70,918		$70,740		$72,222		$36,970		$21,901

Portfolio turnover rate of the Fund	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate	99%	117%	N/A	161%	274%	241%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc. (continued)

	Class R
	Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$20.52		$21.32		$25.55		$22.59		$21.27		$22.00

Net investment income(a)	0.38		0.34		0.07		0.05		0.17		0.31
Net realized and unrealized gain (loss)	2.97		(0.35)		(1.12)		3.83		2.24		0.46

Net increase (decrease) from investment operations	3.35		(0.01)		(1.05)		3.88		2.41		0.77

Distributions(b)
From net investment income	(0.53)		(0.07)		(0.03)		(0.10)		(0.23)		(0.28)
From net realized gain	—		(0.72)		(3.15)		(0.82)		(0.86)		(1.22)

Total distributions	(0.53)		(0.79)		(3.18)		(0.92)		(1.09)		(1.50)

Net asset value, end of period	$23.34		$20.52		$21.32		$25.55		$22.59		$21.27

Total Return(c)
Based on net asset value	16.60%		0.24%		(5.32	)%(d)	17.56%		11.67%		4.47%

Ratios to Average Net Assets(e)
Total expenses	1.19%		1.19%		1.35	%(f)(g)	1.39	%(h)	1.40	%(i)	1.41	%(i)

Total expenses after fees waived and/or reimbursed	1.18%		1.18%		1.14	%(f)(g)	1.13	%(h)	1.15	%(i)	1.14	%(i)

Net investment income	1.75%		1.71%		0.44	%(f)(g)	0.21	%(h)	0.82	%(i)	1.50	%(i)

Supplemental Data
Net assets, end of period (000)	$11,440		$10,245		$11,061		$13,132		$11,840		$11,833

Portfolio turnover rate of the Fund	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate	99%	117%	N/A	161%	274%	241%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

30	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Fund is referred to throughout this report as the “Board” and the members are referred to as “Directors.”

The Fund, together with certain other registered investment companies advised by the BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (continued)

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.

32	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Mortgage-Backed Securities: For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (continued)

the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

34	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $250 million	0.500%
$250 million — $300 million	0.450
$300 million — $400 million	0.425
Greater than $400 million	0.400

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended May 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Class R	Total
Service and distribution — class specific	$2,160,408	$870,132	$53,285	$3,083,825

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$24,507	$47,663	$11,384	$281	$185	$84,020

For the year ended May 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Transfer agent — class specific	$374,601	$639,625	$85,676	$4,967	$23,269	$1,128,138

Other Fees: For the year ended May 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $13,597.

For the year ended May 31, 2024, affiliates received CDSCs as follows:

Share Class	Amounts
Investor A	$22,270
Investor C	9,598

36	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2024, the amount waived was $34,635.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended May 31, 2024, the Manager waived $142,167 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended May 31, 2024, the Fund paid BIM $703 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended May 31, 2024, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended May 31, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
$ 93,528,655	$158,621,646	$ 18,745,790

7.	PURCHASES AND SALES

For the year ended May 31, 2024, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$ 1,033,863,240	$ 1,170,452,722
U.S. Government Securities	865,200,674	853,857,388

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (continued)

For the year ended May 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales
Mortgage Dollar Rolls	$412,737,466	$ 412,511,290

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

	Year Ended 05/31/24	Year Ended 05/31/23
Ordinary income	$43,334,441	$ 7,866,714
Long-term capital gains	—	50,336,482

	$43,334,441	$ 58,203,196

As of May 31, 2024, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
BlackRock Sustainable Balanced Fund, Inc.	$39,917,431	$6,154,586	$203,296,055	$ 249,368,072

(a)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and future contracts, the accounting for swap agreements, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of partnership income.

During the year ended May 31, 2024, the Fund utilized the following amount of its capital loss carryforwards:

Fund Name	Utilized
BlackRock Sustainable Balanced Fund, Inc.	$ 54,818,765

As of May 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Sustainable Balanced Fund, Inc.	$1,406,546,560	$270,209,335	$(66,887,594)	$ 203,321,741

9.	BANK BORROWINGS

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2024, the Fund did not borrow under the credit agreement.

38	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally-cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/24		Year Ended 05/31/23

Share Class	Shares	Amount	Shares	Amount

Institutional
Shares sold	2,981,253	$72,426,963	3,690,009	$82,206,783
Shares issued in reinvestment of distributions	541,494	13,048,496	772,297	16,650,714
Shares redeemed	(4,788,283)	(115,528,719)	(6,484,014)	(144,454,005)

	(1,265,536)	$(30,053,260)	(2,021,708)	$(45,596,508)

Investor A
Shares sold	3,531,862	$85,420,410	5,277,214	$116,576,146
Shares issued in reinvestment of distributions	904,804	21,680,316	1,386,573	29,742,002
Shares redeemed	(6,835,721)	(164,976,876)	(8,775,357)	(194,169,913)

	(2,399,055)	$(57,876,150)	(2,111,570)	$(47,851,765)

Investor C
Shares sold	709,712	$14,002,508	724,480	$13,314,250
Shares issued in reinvestment of distributions	94,866	1,856,384	228,653	4,031,154
Shares redeemed	(1,432,920)	(28,215,725)	(1,870,281)	(33,980,749)

	(628,342)	$(12,356,833)	(917,148)	$(16,635,345)

Class K
Shares sold	930,400	$22,468,177	1,160,934	$26,041,904
Shares issued in reinvestment of distributions	99,252	2,391,892	119,912	2,585,299
Shares redeemed	(1,131,893)	(27,423,977)	(1,183,184)	(26,410,002)

	(102,241)	$(2,563,908)	97,662	$2,217,201

Class R
Shares sold	113,342	$2,444,057	84,184	$1,678,714
Shares issued in reinvestment of distributions	12,480	266,188	21,475	411,459
Shares redeemed	(135,038)	(2,866,182)	(125,080)	(2,501,600)

	(9,216)	$(155,937)	(19,421)	$(411,427)

	(4,404,390)	$(103,006,088)	(4,972,185)	$(108,277,844)

As of May 31, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 8,471 Class K Shares of the Fund.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of BlackRock Sustainable Balanced Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of BlackRock Sustainable Balanced Fund, Inc. (the “Fund”), including the schedule of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended, for the period from October 1, 2021 through May 31, 2022, and for each of the three years in the period ended September 30, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, for the period from October 1, 2021 through May 31, 2022, and for each of the three years in the period ended September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

July 24, 2024

We have served as the auditor of one or more BlackRock investment companies since 1992.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	41

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2024:

Fund Name	Qualified Dividend Income

BlackRock Sustainable Balanced Fund, Inc.	$16,713,217

The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2024:

Fund Name	Qualified Business Income

BlackRock Sustainable Balanced Fund, Inc.	$85,796

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2024:

Fund Name	Federal Obligation Interest

BlackRock Sustainable Balanced Fund, Inc.	$5,708,151

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2024 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

BlackRock Sustainable Balanced Fund, Inc.	30.73%

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2024:

Fund Name	Interest Dividends

BlackRock Sustainable Balanced Fund, Inc.	$21,863,571

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2024:

Fund Name	Interest-Related Dividends

BlackRock Sustainable Balanced Fund, Inc.	$19,811,531

42	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Disclosure of Investment Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	43

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including,

44	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Disclosure of Investment Advisory Agreement (continued)

among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Fund for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	45

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Fund is paid by the Fund.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

46	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	47

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

DAC	Designated Activity Co.

ETF	Exchange-Traded Fund

LP	Limited Partnership

MTN	Medium-Term Note

NVS	Non-Voting Shares

OTC	Over-the-Counter

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-be-Announced

48	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Sustainable Balanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Sustainable Balanced Fund, Inc.

Date: July 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Sustainable Balanced Fund, Inc.

Date: July 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Sustainable Balanced Fund, Inc.

Date: July 24, 2024